Equity (Details Textual) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 06, 2017 shares	Mar. 27, 2017	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares shares	Nov. 30, 2017 $ / shares	Aug. 31, 2017 $ / shares	Aug. 31, 2016 $ / shares	Aug. 19, 2016 $ / shares shares	Aug. 18, 2016 $ / shares shares	Jan. 02, 2014 $ / shares shares
Statement Line Items [Line Items]
Shares outstanding			140,252,374	139,885,534
Shares par value | $ / shares			$ 5.6	$ 3.81
Shares authorized			300,000,000	300,000,000
Exercise of share options								5,390,986	5,390,986
Share options granted to employees								993,846	993,846
Description of public offering		The offering included 2,000,000 ADSs. Each ADS, representing 40 ordinary shares of the Company, was issued at a price of USD 6.00. The gross proceeds from this offering were USD 12 million, prior to deducting underwriting discounts, commissions and other offering expenses of approximately USD 1.7 million. The Company granted the underwriters a 45-day option to purchase up to an additional 300,000 ADSs to cover over-allotments ("Green Shoe"), if any. The underwriters decided to exercise their Green Shoe option and invested another USD 1.8 million in the Company, prior to deducting underwriting discounts of approximately USD 0.1 million.
Description of american depositary shares			The Bank of New York Mellon, as depositary, will register and deliver ADSs. Each ADS will represent forty (40) ordinary shares [or the right to receive forty (40) ordinary share]) deposited with the principal Tel Aviv office of Bank HaPoalim, as custodian for the depositary. Each ADS will also represent any other securities, cash or other property which may be held by the depositary.
NIS [Member]
Statement Line Items [Line Items]
Shares par value | $ / shares							$ 0.1	$ 0.1	$ 0.1
Capital share price | $ / shares										$ 0.01
Exercise price | $ / shares							0.5
Dekel [Member]
Statement Line Items [Line Items]
Shares issued			140,252,374	139,885,534
Dekel [Member] | NIS [Member]
Statement Line Items [Line Items]
Shares issued			14,025,237	13,988,553
Consideration from the exercise of the share options | $			$ 3,500
ADSs [Member]
Statement Line Items [Line Items]
Shares par value | $ / shares					$ 3.46	$ 4.01
Capital [member]
Statement Line Items [Line Items]
Shares issued										10
Shares outstanding										10
Share price | $ / shares										0.01
Private Placement [Member]
Statement Line Items [Line Items]
Ordinary shares issued	5,357,143
Description on public offering price	The Company would be required to pay the Investor an amount, calculated as the number of his purchased shares (5,357,143 Ordinary Shares) multiplied by the difference between NIS 0.70 and the future public offering price per share. Pursuant to the Company’s sole discretion, the Company may choose to pay this sum in cash and/or in Ordinary Shares (at a price per share of such public offering). In addition, the Investor is entitled to preemptive rights to participate in its future private placements upon the same terms offered to future investors, on a pro-rata basis to his holdings. Since the Company has issued ADSs in the IPO which took place in March 2017 [see Note 15e(2)] at a public offering price of USD 6.00 per ADS, which is less than USD 7.71 per ADS (approximately USD 0.19 per Ordinary Share), the Company issued the Investor an additional 1,529,910 Ordinary Shares.